United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	         May 14, 2009
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		53
						----

Form 13F Information Table Value Total:		$141,723
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Affirmative Ins Hldgs    COM            008272106         140     43,824  SH            SOLE                 43,824
American Comnty Ppty Tr  COM		02520N106       1,784    337,937  SH		SOLE                337,937
Amkor Technologies Inc   COM	        031652100          57     21,200  SH            SOLE                 21,200
Ascent Media Corp        COM ser A      043632108      13,007    520,279  SH            SOLE                520,279
Avery Dennison Corp      COM            053611109       9,852    441,000  SH    CALL    SOLE                441,000
BGC Partners, Inc        CL A           05541T101         256    115,815  SH            SOLE                115,815
Baldwin & Lyons Inc      CL A           057755100          49      2,738  SH            SOLE                  2,738
Baldwin & Lyons Inc      CL B           057755209         881     46,543  SH            SOLE                 46,543
Cablevision Sytms Corp   COM            12686C109       5,176    400,000  SH    CALL    SOLE                400,000
Capital One Finl. Corp   COM            14040H105       2,448    200,000  SH    CALL    SOLE                200,000
Chubb Corp               COM            171232101       9,789    231,300  SH    CALL    SOLE                231,300
Cincinnati Bell Inc      COM            171871106       1,454    632,290  SH            SOLE                632,290
Clear Channel Hlds       CL A           18451C109       2,626    715,661  SH            SOLE                715,661
Devon Energy Corporation COM            25179M103         241      5,400  SH            SOLE                  5,400
E.I Du Pont and Comp.    COM            263534109         505     22,600  SH    CALL    SOLE                 22,600
El Paso Corp             COM            28336L109          29      4,700  SH            SOLE                  4,700
El Paso Corp             COM            28336L109       1,250    200,000  SH    CALL    SOLE                200,000
Ferro Corporation        COM            315405100       4,125  2,884,739  SH            SOLE              2,884,739
Ferro Corporation        Conv. Bond     315405AL4       5,320 16,000,000  PRN           SOLE
Flow International Corp  COM            343468104       1,339    826,486  SH            SOLE                826,486
Greif Inc                CL B           397624206      10,427    318,100  SH            SOLE                318,100
IPASS Inc                COM            46261V108       2,763  2,762,989  SH            SOLE              2,762,989
Level 3 Communications   COM            52729N100         761    827,000  SH    CALL    SOLE                827,000
Liberty Global Inc       COM Ser A      530555101         155     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         150     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  Cap Com Ser A  53071M302         823    117,840  SH            SOLE                117,840
Live Nation, INC         Conv. Bond     538034AB5       1,215  3,600,000  PRN           SOLE
Loral Space & Comm       COM            543881106       4,233    198,152  SH            SOLE                198,152
Lydall Inc               COM            550819106       1,077    362,688  SH            SOLE                362,688
M & F Worldwide Corp     COM            552541104       1,869    159,612  SH            SOLE                159,612
MTR Gaming Group Inc     COM            553769100       1,849  2,054,686  SH            SOLE              2,054,686
Maxxam Inc               COM            577913106         757    106,644  SH            SOLE                106,644
Mod Pac Corp             COM            607495108         251    147,462  SH            SOLE                147,462
NRG Energy Inc           COM            629377508          21      1,172  SH            SOLE                  1,172
PMA Capital Corp         CL A           693419202         794    190,465  SH            SOLE                190,465
Pfizer Inc               COM            717081103         238     17,500  SH            SOLE                 17,500
Pfizer Inc               COM            717081103       2,724    200,000  SH    CALL    SOLE                200,000
Presidential Life Corp   COM            740884101       8,348  1,071,631  SH            SOLE              1,071,631
Reddy ICe Holdings Inc   COM            75734R105       1,280    870,519  SH            SOLE                870,519
Rosetta Resources Inc    COM            777779307         421     85,000  SH            SOLE                 85,000
Rowan Companies Inc      COM            779382100       1,197    100,000  SH    CALL    SOLE                100,000
Sanfilippo John & Son    COM            800422107         483     89,222  SH            SOLE                 89,222
The E.W. Scripps Company COM CL A       811054402       2,183  1,617,230  SH            SOLE              1,617,230
Swiss Helvetia Fund Inc  COM            870875101         222     25,000  SH            SOLE                 25,000
Thermadyne Holdings Corp COM            883435307         886    417,823  SH            SOLE                417,823
3M Company               COM            88579Y101       7,458    150,000  SH    CALL    SOLE                150,000
United Technologies Corp COM            913017109       8,596    200,000  SH    CALL    SOLE                200,000
Varian Medical Systems   COM            92220P105       6,088    200,000  SH    PUT     SOLE                200,000
Verizon Communications   COM            92343V104       3,020    100,000  SH            SOLE                100,000
Waste Management Inc     COM            94106L109       6,400    250,000  SH    CALL    SOLE                250,000
Williams Companies Inc   COM            969457100       1,138    100,000  SH    CALL    SOLE                100,000
Seagate Technology       COM            G7945J104       2,539    422,500  SH            SOLE                422,500
Seagate Technology       COM            G7945J104       1,028    171,000  SH    CALL    SOLE                171,000